CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 380,757	$ 370,549
Accounts receivable-net	367,047	368,658
Related party receivable	4,394	4,361
Settlement assets	110,946	46,840
Prepaid expenses	11,512	8,642
Other	17,765	20,947
Total current assets	892,421	819,997
Customer incentives	19,709	17,493
Property and equipment-net	161,219	152,310
Intangible assets-net	837,001	916,198
Goodwill	1,532,374	1,532,374
Deferred taxes	12,292	4,292
Other assets	24,281	47,046
Total assets	3,479,297	3,489,710
Current liabilities:
Accounts payable and accrued expenses	213,017	193,706
Related party payable	752	3,814
Settlement obligations	248,752	208,669
Current portion of note payable to related party	16,000	3,803
Current portion of note payable	36,500	12,408
Deferred income	9,830	7,313
Current maturities of capital lease obligations	5,068	4,607
Other	2,477	6,400
Total current liabilities	532,396	440,720
Long-term liabilities:
Note payable to related party	296,000	373,592
Note payable	880,480	1,364,906
Tax receivable agreement obligations	333,000	0
Capital lease obligations	9,552	12,322
Deferred taxes	9,263	9,263
Other	1,423	33,187
Total long-term liabilities	1,529,718	1,793,270
Total liabilities	2,062,114	2,233,990
Commitments and contingencies (See Note 7)
Equity:
Common stock		1
Preferred stock, $0.00001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0	0
Paid-in capital	676,232	581,241
Retained earnings	40,740	51,970
Accumulated other comprehensive loss	0	(9,514)
Treasury stock, at cost; 891,904 shares at September 30, 2012	(16,126)	0
Total Vantiv, Inc. equity	700,847	623,698
Non-controlling interests	716,336	632,022
Total equity	1,417,183	1,255,720
Total liabilities and equity	3,479,297	3,489,710
Class A Common Stock
Equity:
Common stock	1	1
Class B Common Stock
Equity:
Common stock	$ 0	$ 0